Invested Assets and Net Investment Income - Net Investment Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	$ 412	$ 537
Debt securities	3,787	3,498
Mortgages and loans	2,928	2,863
Derivative investments	(26)	(38)
Other financial invested assets	407	363
Other financial liabilities	(456)	(464)
Total interest income (expense)	7,052	6,759
Equity securities	297	254
Other financial invested assets	336	313
Total dividend and other investment income	633	567
Total net realized and unrealized gains (losses)	1,378	260
Provision for credit losses	(12)	(4)
Net investment income (loss) from financial instruments	9,051	7,582
Investment properties rental income	685	664
Investment properties expenses	(274)	(265)
Investment expenses and taxes	(292)	(278)
Fair value changes on investment properties	(241)	(383)
Other investment income (loss)	92	323
Foreign exchange gains (losses)	(64)	116
Net investment income (loss) from non-financial instruments	(94)	177
Total Net investment income (loss)	8,957	7,759
Finance income	8,859	7,415
Net investment income (loss) recognized in OCI	98	344
FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other financial liabilities	(336)	(299)
Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	31	(44)
Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(9)	8
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(148)	(662)
Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	1,881	1,218
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	733	680
Derivative investments
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(942)	(1,347)
Other financial invested assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(168)	407
FVOCI
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Debt securities	571	604
Mortgages and loans	152	138
Other financial invested assets	2	1
Total interest income (expense)	725	743
Total net realized and unrealized gains (losses)	291	193
Provision for credit losses	(11)	3
Net investment income (loss) from financial instruments	1,005	939
Total Net investment income (loss)	1,005	939
FVOCI | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	275	162
FVOCI | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
FVOCI | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	14	30
FVOCI | Other financial invested assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	2	1
FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	412	537
Debt securities	3,216	2,894
Mortgages and loans	2,719	2,661
Derivative investments	(26)	(38)
Other financial invested assets	405	362
Total interest income (expense)	6,390	6,117
Equity securities	297	254
Other financial invested assets	336	313
Total dividend and other investment income	633	567
Total net realized and unrealized gains (losses)	1,087	67
Net investment income (loss) from financial instruments	8,110	6,751
Total Net investment income (loss)	8,110	6,751
FVTPL | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	31	(44)
FVTPL | Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(9)	8
FVTPL | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(423)	(824)
FVTPL | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	1,881	1,218
FVTPL | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	719	650
FVTPL | Derivative investments
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(942)	(1,347)
FVTPL | Other financial invested assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(170)	406
Other
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	0	0
Debt securities	0	0
Mortgages and loans	57	64
Derivative investments	0	0
Other financial invested assets	0	0
Other financial liabilities	(120)	(165)
Total interest income (expense)	(63)	(101)
Equity securities	0	0
Other financial invested assets	0	0
Total dividend and other investment income	0	0
Total net realized and unrealized gains (losses)	0	0
Provision for credit losses	(1)	(7)
Net investment income (loss) from financial instruments	(64)	(108)
Investment properties rental income	685	664
Investment properties expenses	(274)	(265)
Investment expenses and taxes	(292)	(278)
Fair value changes on investment properties	(241)	(383)
Other investment income (loss)	92	323
Foreign exchange gains (losses)	(64)	116
Net investment income (loss) from non-financial instruments	(94)	177
Total Net investment income (loss)	(158)	69
Other | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Derivative investments
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0	0
Other | Other financial invested assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	$ 0	$ 0